CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenues:
Telematics services	$ 209,558	$ 189,649		$ 182,944
Telematics products	83,514	81,235		62,683
Total revenues	293,072	270,884		245,627
Cost of revenues:
Telematics services	90,129	83,427		80,339
Telematics products	65,381	59,619		48,747
Total cost of revenues	155,510	143,046		129,086
Gross profit	137,562	127,838		116,541
Research and development expenses	16,848	14,099		12,767
Selling and marketing expenses	13,327	13,262		12,040
General and administrative expenses	48,705	46,118		49,705
Impairment of goodwill (Note 9)	0	0	[1]	10,508
Impairment of intangible assets and other expenses (income), net (Note 8)	(92)	(256)		3,690
Operating income	58,774	54,615		27,831
Other expense, net	(0)	(109)		(272)
Financing income (expenses), net (Note 14)	(5,944)	(5,538)		1,480
Income before income tax	52,830	48,968		29,039
Income tax expenses (Note 15)	(12,745)	(11,854)		(10,856)
Share in losses of affiliated companies, net (Note 4A)	(585)	(102)		(842)
Net income for the year	39,500	37,012		17,341
Less: Net income attributable to non-controlling interest	(2,397)	(2,756)		(1,218)
Net income attributable to the Company	$ 37,103	$ 34,256		$ 16,123
Basic earnings per share attributable to Company’s stockholders	$ 1.82	$ 1.65		$ 0.77
Diluted earnings per share attributable to Company’s stockholders	$ 1.82	$ 1.65		$ 0.77
Basic weighted average number of shares outstanding	20,418	20,769		20,813
Diluted weighted average number of shares outstanding	20,418	20,769		20,813

[1]	As a result of the circumstances described in note 8(*) the Company recorded on June 30, 2020, a goodwill impairment in the total amount of US$10.5 million in connection with two reporting units (both units related to Road track operations). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%.